[Janus Letterhead]
August 17, 2015
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 227 and Amendment No. 210 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class
Alternative Fund

Janus Diversified Alternatives Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Asset Allocation Funds

Janus Global Allocation Fund – Conservative	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Allocation Fund – Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Global Allocation Fund – Moderate	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Fixed Income Funds

Janus Flexible Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Global Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Janus Global Unconstrained Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus High-Yield Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Janus Multi-Sector Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Janus Real Return Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Janus Short-Term Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Global & International Fund

Janus Adaptive Global Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Mathematical Funds

INTECH Emerging Markets Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

INTECH Global Income Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

INTECH International Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

INTECH U.S. Core Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

INTECH U.S. Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Money Market Funds

Janus Government Money Market Fund	Class D Shares, Class T Shares

Janus Money Market Fund	Class D Shares, Class T Shares

Value Funds

Perkins Large Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Perkins Mid Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Select Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Perkins Small Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares

Perkins Value Plus Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 28, 2014, December 17, 2014, December 22, 2014, January 28, 2015, February 6, 2015, April 24, 2015, and June 23, 2015, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 28, 2015.
Please call me at (303) 394-7310 with any questions regarding this filing.
Respectfully,
/s/ Mary Clarke-Pearson
Mary Clarke-Pearson
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz, Esq. Richard C. Noyes, Esq. Donna Brungardt